Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
10.	Related Party Transactions

Due to and from related parties represents unreimbursed expenses and compensation incurred on behalf of, and amounts loaned to the Company by, Michael Favish, the Company’s Chief Executive Officer, as well as other shareholders. The advances are unsecured, non-interest bearing and are due on demand. As of March 31, 2017 and December 31, 2016, the Company had $133,388 and $91,483, respectively, due to related parties.

During the three months ended March 31, 2017, the Company incurred $62,500 of salary expense and paid $22,500 for our CEO, Michael Favish. During the twelve-month period ended December 31, 2016, the Company incurred salary expense of $250,000 and paid $48,500. Accrued amounts are included in general and administrative expenses.

10.	Related Party Transactions

Due to and from related parties represents unreimbursed expenses and compensation incurred on behalf of, and amounts loaned to the Company by, Michael Favish, the Company’s Chief Executive Officer, as well as other shareholders. The advances are unsecured, non-interest bearing and are due on demand. As of December 31, 2016 and 2015, the Company had $91,483 and $286,844, respectively, due to related parties.

The Company paid management fees directly to Michael Favish prior to the Company’s conversion to a corporation. During the first six months of 2015, the Company accrued management fees of $106,250 and paid $6,250. During the remaining six-month period ended December 31, 2015 (subsequent to conversion to a corporation in June of 2015), the Company accrued salary expense of $100,000 and paid $0. During the twelve-month period ended December 31, 2016, the Company accrued salary expense of $250,000 and paid $48,500. For all periods presented, accrued amounts are included in general and administrative expenses.

On December 31, 2016, the Company issued 684,933 shares of common stock with a fair value of 602,741 to our CEO, Michael Favish, in settlement of $410,960 of previously accrued management and other fees earned by Mr. Favish from 2013 through 2016. The difference of $191,781 between the fair value of the shares issued and accrued fees was reflected as additional compensation in general and administrative expenses.

On December 31, 2016, the Company awarded stock grants to its management and directors as compensation for services rendered. This included 50,000 shares each to Michael Favish, our CEO, Mark Goldstone, a Director, and Robert Weingarten, a Director. 20,000 shares were awarded to Gordon Bethwaite, our Vice President of Sales and Marketing, 15,000 shares were awarded to Vincent J. Roth, our General Counsel and Corporate Secretary, and 5,000 shares were awarded to John Townsend, our Controller. All of these shares were fully vested on December 31, 2016. The Company recorded $162,800 of stock-based compensation as a result of these awards.

As of December 31, 2016, $14,000 of principal and $2,085 of accrued interest was outstanding for a note held by Terrence Favish, son of our CEO, Michael Favish. The note carries a 12% interest rate.

For the year ended December 31, 2015, the Company recorded $2,485,450 of stock-based compensation, for services rendered, to individuals that were related parties at the time of issuance. This included $1,423,750 recorded for stock issued to Robert Weingarten, a director, $477,714 recorded for stock issued to Mark Goldstone, a director, $285,000 recorded for stock issued to Karen M. Favish, wife of CEO Michael Favish, $119,419 recorded for stock issued to Gordon Bethwaite, Vice President of Sales & Marketing, $171,000 recorded for stock issued to Vincent J. Roth, General Counsel and Corporate Secretary, and $8,557 recorded for stock issued to Marie Powell, mother of Karen M. Favish whose investment was purchased on Ms. Powell’s behalf by Mrs. Favish.